CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss for the year	$ (33,122,888)	$ (17,037,225)	$ (15,616,851)
Depreciation - property and equipment	122,982	95,375	90,768
Depreciation - right-of-use assets	362,592
Share based compensation	1,470,153	1,415,833	578,703
Interest expense on lease liabilities	94,817	0	0
Unrealized foreign exchange gain	353,189	(374,337)	(124,793)
Onerous lease contract	0	67,588	0
Amortization - lease incentive liability	0	8,189	0
Change in fair value of warrant derivative	12,608,808	0	0
Net change in non-cash working capital	(1,795,777)	3,904,339	180,855
Cash used in operating activities	(19,906,124)	(11,920,238)	(14,891,318)
Investing Activities
Acquisition of property and equipment	(10,905)	(107,466)	(105,765)
Redemption of short-term investments	0	0	2,088,800
Cash (used in) provided by investing activities	(10,905)	(107,466)	1,983,035
Financing Activities
Proceeds from exercise of stock options	0	123,538	343,440
Payment of lease liabilities	(447,497)
Cash provided by financing activities	21,015,596	13,299,136	12,812,704
Increase (decrease) in cash	1,098,567	1,271,432	(95,579)
Cash and cash equivalents, beginning of year	13,699,881	11,836,119	12,034,282
Impact of foreign exchange on cash and cash equivalents	(650,427)	592,330	(102,584)
Cash and cash equivalents, end of year	14,148,021	13,699,881	11,836,119
Warrants
Financing Activities
Proceeds from share issuance	3,465,867	1,417	0
Common Stock Purchase Agreement
Financing Activities
Proceeds from share issuance	5,360,247	2,533,980	0
At-the-market agreement
Financing Activities
Proceeds from share issuance	8,131,620	451,675	2,103,166
Public offering
Financing Activities
Proceeds from share issuance	$ 4,505,359	$ 10,188,526	$ 10,366,098